Statutory and other information - Audit fees (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Auditor's remuneration
Fees related to prior year group audit and audit of subsidiaries	$ 400	$ 800
Related party transactions
Short-term employee benefits	32,985	29,126	$ 31,329
Post-employment benefits	1,378	1,602	1,766
Share-based payments	45,234	27,666	19,210
Total key management personnel compensation	79,597	58,394	52,305
Alexion Pharmaceuticals, Inc.
Auditor's remuneration
Other assurance services	6,100
Alexion Pharmaceuticals, Inc.
Auditor's remuneration
Pre-acquisition audit fees	300
Pre-acquisition audit-related fees and other assurance services	700
Pricewaterhouse Coopers LLP
Auditor's remuneration
Group audit fee	10,500	6,300	3,900
The audit of subsidiaries pursuant to legislation	15,200	10,800	8,300
Attestation under s404 of Sarbanes-Oxley Act 2002	2,000	2,000	2,000
Audit-related assurance services	4,500	700	300
Other assurance services	3,400	200	100
The audit of subsidiaries pension schemes	300	300	300
Total auditor's remuneration	$ 35,900	$ 20,300	$ 14,900